Taxation - Reconciliations of income tax (benefit)/expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Reconciliations of the income tax expenses
Income before income tax	¥ 1,297,135	$ 185,487	¥ 9,315,624	¥ 10,451,763
Income tax expense computed at Mainland China statutory income tax rate of 25%	324,284		2,328,906	2,612,941
Tax effect of taxexempt entity and preferential tax rate	(618,638)		(797,326)	(1,613,371)
Tax effect of Super R&D Deduction and others	(402,584)		(954,781)	(1,055,404)
Non-deductible expenses	422,068		611,424	512,572
Change in valuation allowance	483,390		82,151	(1,814,100)
Income tax (benefit)/expense	¥ 157,707	$ 22,552	¥ 1,270,374	¥ (1,357,362)
PRC statutory tax rate (in percent)	25.00%	25.00%